Regulation	12 Months Ended
Dec. 31, 2023
Regulated Operations [Abstract]
Regulation	REGULATION
General
The earnings of the Corporation's regulated utilities are determined under cost of service ("COS") regulation, with some using performance-based rate setting ("PBR") mechanisms.

Under COS regulation, the regulator sets customer rates to permit a reasonable opportunity for the timely recovery of the estimated costs of providing service, including a fair rate of return on a deemed or targeted capital structure applied to an approved regulatory asset value ("rate base"). PBR mechanisms generally apply a formula that incorporates inflation and assumed productivity improvements for a set term.

The ability to recover prudently incurred costs of providing service and earn the regulator‑approved rate of return on common shareholders' equity ("ROE") and/or rate of return on rate base assets ("ROA") may depend on achieving the forecasts established in the rate-setting process. As well, the Corporation's regulated utilities, where applicable, are permitted by their respective regulators to flow through to customers, without markup, the cost of natural gas, fuel and/or purchased power through base customer rates and/or the use of rate stabilization and other mechanisms (Note 8). There can be varying degrees of regulatory lag between when costs are incurred and when they are reflected in customer rates.

Nature of Regulation		Allowed Common Equity (%)		Allowed ROE (1) (%)
Regulated Utility	Regulatory Authority			2023		2022	Significant Features
ITC	Federal Energy Regulatory Commission ("FERC")	60.0		10.77	(2)	10.77	Cost-based formula rates, with annual true-up mechanism (3) Incentive adders

TEP	Arizona Corporation Commission ("ACC")	54.3		9.55	(4)	9.15	COS regulation Historical test year
	FERC	(5)		9.79		9.79	Formula transmission rates
UNS Electric	ACC	52.8		9.50	(6)	9.50
UNS Gas	ACC	50.8		9.75		9.75

Central Hudson	New York State Public Service Commission ("PSC")	48.0	(7)	9.00		9.00	COS regulation Future test year

FortisBC Energy	British Columbia Utilities Commission ("BCUC")	45.0		9.65	(8)	8.75	COS regulation with formula components and incentives (8)

FortisBC Electric	BCUC	41.0		9.65	(8)	9.15	Future test year

FortisAlberta	Alberta Utilities Commission ("AUC")	37.0		8.50		8.50	PBR (9)

Newfoundland Power	Newfoundland and Labrador Board of Commissioners of Public Utilities	45.0		8.50		8.50	COS regulation Future test year

Maritime Electric	Island Regulatory and Appeals Commission	40.0		9.35		9.35	COS regulation Future test year

FortisOntario (10)	Ontario Energy Board	40.0		8.52-9.30		8.52-9.30	COS regulation with incentive mechanisms

Caribbean Utilities (11)	Utility Regulation and Competition Office	N/A		7.50-9.50		6.25-8.25	COS regulation Rate-cap adjustment mechanism based on published consumer price indices

FortisTCI (12)	Government of the Turks and Caicos Islands	N/A		15.00-17.50		15.00-17.50	COS regulation Historical test year

(1)    ROA for Caribbean Utilities and FortisTCI
(2)    Includes the allowed common equity and base ROE plus incentive adders for ITCTransmission, METC, and ITC Midwest. See "Significant Regulatory Matters" below
(3)    Annual true-up collected or refunded in rates within a two-year period
(4)    Allowed common equity of 54.3% and ROE of 9.55% effective September 1, 2023. See "Significant Regulatory Matters" below
(5)    The allowed common equity component for FERC transmission rates is formulaic, and is updated annually based on TEP's actual equity ratio
(6)    Allowed common equity of 53.7% and ROE of 9.75% effective February 1, 2024. See "Significant Regulatory Matters" below
(7)    Effective July 1, 2021 Central Hudson's approved common equity component of capital structure was 50%, declining by 1% annually to 48% in the third rate year. A general rate application requesting new customer rates effective July 1, 2024 is ongoing. See "Significant Regulatory Matters" below
(8)    See "Significant Regulatory Matters" below. Formula and incentives have been set through 2024
(9)    FortisAlberta was subject to a COS revenue requirement in 2023. In 2022, FortisAlberta was subject to PBR, including mechanisms for flow-through costs and capital expenditures not otherwise recovered in customer rates. See "Significant Regulatory Matters" below
(10)    Two of FortisOntario's utilities follow COS regulation with incentive mechanisms, while the remaining utility is subject to a 35-year franchise agreement expiring in 2033
(11)    Operates under licences from the Government of the Cayman Islands. Its exclusive transmission and distribution licence is for an initial 20-year period, expiring in April 2028, with a provision for automatic renewal. Its non-exclusive generation licence is for a 25-year term, expiring in November 2039
(12)    Operates under 50-year licences from the Government of the Turks and Caicos Islands, which expire in 2036 and 2037
Significant Regulatory Matters

ITC
MISO Base ROE: In 2022, the U.S. Court of Appeals for the District of Columbia Circuit issued a decision vacating certain FERC orders that had established the methodology for setting the base ROE for transmission owners operating in the Midcontinent Independent System Operator, Inc. ("MISO") region, including ITC. This matter dates back to complaints filed at FERC in 2013 and 2015 challenging the MISO base ROE then in effect. The court has remanded the matter to FERC for further process, the timing and outcome of which remain unknown.

Transmission Incentives: In 2021, FERC issued a supplemental notice of proposed rulemaking ("NOPR") on transmission incentives modifying the proposal in the initial NOPR released by FERC in 2020. The supplemental NOPR proposes to eliminate the 50-basis point regional transmission organization ("RTO") ROE incentive adder for RTO members that have been members for longer than three years. The timing and outcome of this proceeding remain unknown.

Transmission Right of First Refusal ("ROFR"): In December 2023, the Iowa District Court ruled that the manner in which Iowa's ROFR statute was passed is unconstitutional. The statute grants incumbent electric transmission owners, including ITC, a ROFR to construct, own and maintain certain electric transmission assets in the state. The District Court did not make any determination on the merits of the ROFR itself, but did issue a permanent injunction preventing ITC and others from taking further action to construct the MISO long range transmission plan ("LRTP") tranche one Iowa projects in reliance on the ROFR. ITC has filed for reconsideration of the District Court’s decision with respect to the scope of the injunction.

UNS Energy
TEP General Rate Application: In August 2023, the ACC issued a decision on TEP's general rate application approving, among other things, an increase in non-fuel revenue of US$100 million, a 9.55% ROE and a 54.32% common equity component of capital structure. The decision reflects an increase from TEP's previous ROE and common equity component of capital structure of 9.15% and 53%, respectively. New customer rates became effective on September 1, 2023.

UNS Electric General Rate Application: In January 2024, the ACC issued a decision on UNS Electric's general rate application approving, among other things, an increase in the ROE and common equity component of capital structure from 9.50% and 52.8% to 9.75% and 53.7%, respectively. The decision also approved the System Reliability Benefit mechanism which allows UNS Electric to recover qualifying generation and energy storage investments between rate cases subject to an annual cap and earnings test. New customer rates became effective on February 1, 2024.

Central Hudson
General Rate Application: In July 2023, Central Hudson filed a rate application with the PSC requesting an increase in electric and natural gas delivery rates effective July 1, 2024. The application includes a request to set Central Hudson's ROE at 9.8% and a 50% common equity component of capital structure. The timing and outcome of this proceeding remain unknown.

Customer Information System ("CIS") Implementation: In January 2023, Central Hudson filed a response to the PSC's Order to Commence Proceeding and Show Cause, which had directed Central Hudson to explain why the PSC should not pursue civil or administrative penalties or initiate a proceeding to review the prudence of implementation costs associated with its new CIS. In July 2023, an interim agreement was reached with the PSC, in which Central Hudson agreed to independent third-party verification of recent system improvements related to its billing system, and to accelerate the implementation of its monthly meter reading plan. The independent third-party review remains ongoing and an initial report is expected in the first quarter of 2024. The timing and outcome of this proceeding remain unknown.

FortisBC Energy and FortisBC Electric
Generic Cost of Capital ("GCOC") Proceeding: In September 2023, the BCUC issued a decision on the GCOC proceeding approving new cost of capital parameters for FortisBC Energy and FortisBC Electric retroactive to January 1, 2023. For FortisBC Energy, the decision increased the ROE and common equity component of capital structure from 8.75% and 38.5% to 9.65% and 45%, respectively. For FortisBC Electric, the decision increased the ROE and common equity component of capital structure from 9.15% and 40% to 9.65% and 41%, respectively. Recovery of the GCOC decision in customer rates will begin in 2024, and the associated revenue deficiency deferral is expected to be fully collected by the end of 2029.

FortisAlberta
2024 GCOC Proceeding: In October 2023, the AUC issued a decision on the 2024 GCOC proceeding. The decision, which is effective January 1, 2024, adopts a formulaic approach in determining the ROE on an annual basis, which will adjust the notional ROE of 9.0% with reference to forecast long-term Government of Canada bond and utility bond yields. The ROE for 2024 has been set at 9.28%, an increase from FortisAlberta's previous ROE of 8.50%. The decision also concluded that there will be no change in the common equity component of capital structure of 37%.

In November 2023, FortisAlberta sought permission to appeal the GCOC decision to the Court of Appeal of Alberta on the basis that the AUC erred in its decision to not adjust FortisAlberta's ROE and common equity component of capital structure to address incremental business risk associated with competition from Rural Electrification Associations ("REAs") located in FortisAlberta's service area, as well as heightened regulatory risk due to the non-recovery of costs attributable to REAs (see "REA Cost Recovery" below). The decision on the request for appeal is expected by the end of 2024.
Third PBR Term: In October 2023, the AUC issued a decision establishing the parameters for the third PBR term for the period of 2024-2028. FortisAlberta's base distribution rates for the third PBR term are based on the 2023 COS revenue requirement previously approved by the AUC. The third PBR plan incorporates new inputs for the calculation of the inflation and productivity factors, the introduction of an earnings sharing mechanism that will allocate achieved earnings above the approved ROE between the utility and its customers, and the removal of the efficiency carry-over incentive mechanism. Capital funding mechanisms are preserved with modifications including: (i) base capital funding established on the approved 2023 COS Rate Base and a level of annual capital additions premised on 2018-2022 historical averages that are escalated as prescribed by the AUC; and (ii) criteria to meet eligibility for incremental capital funding on extraordinary expenditures is expanded to provide potential eligibility for net-zero plan related expenditures.

In November 2023, FortisAlberta sought permission to appeal the Third PBR decision to the Court of Appeal of Alberta on the basis that the AUC erred in its decision to determine capital funding using 2018-2022 historical capital investments without consideration for funding of new capital programs included in the company's 2023 COS revenue requirement as approved by the AUC. The decision on the request for appeal is expected by the end of 2024.

REA Cost Recovery: In 2021, the AUC determined that costs attributable to REAs, approximating $10 million annually, can no longer be recovered from FortisAlberta's rate payers, effective January 1, 2023. FortisAlberta continues to assess other means, including legislative amendments, to recover these costs.